Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of major related parties and relationships

Company Name	Relationship with the Group
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group

Wanjia Win-Win	Investee of Gopher Asset Management Co., Ltd. (“Gopher Assets”)

Shanghai Dingnuo Technology Co., Ltd. (“Dingnuo”)	Affiliate of shareholder of the Group

Investee funds of Gopher Assets	Investees of Gopher Assets, a consolidated VIE of the Group

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

Schedule of related party transactions

During the years ended December 31, 2020, 2021 and 2022, related party transactions were as follows:

	Year Ended December 31
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	129,823	140,522	63,809	9,251
Recurring service fees
Investee funds of Gopher Assets	927,611	871,618	768,161	111,373
Wanjia Win-Win	—	463	—	—
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	12,411	26,488	16,791	2,434
Investee funds of Gopher Capital GP Ltd.	302,431	323,691	377,274	54,700
Total recurring services fee	1,242,453	1,222,260	1,162,226	168,507
Performance-based income
Investee funds of Gopher Assets	140,050	166,580	51,304	7,438
Investee funds of Gopher Capital GP Ltd.	68,946	225,710	74,224	10,762
Total performance-based income	208,996	392,290	125,528	18,200
Other service fees
Investee funds of Gopher Assets	3,425	5,945	—	—
Investee funds of Gopher Capital GP Ltd.	86	—	—	—
Total other service fees	3,511	5,945	—	—
Total	1,584,783	1,761,017	1,351,563	195,958

Schedule of amounts due from related parties

As of December 31, 2021, and 2022, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Investee funds of Gopher Assets	320,623	317,969	46,101
Investee funds of Gopher Capital GP Ltd.	97,378	108,090	15,672
Total in gross amounts	418,001	426,059	61,773
Less: allowance for credit losses	(17,343)	(11,872)	(1,721)
Total in net amounts	400,658	414,187	60,052

As of December 31, 2021, and 2022, amounts due from related parties associated with loan distributed were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Investee funds of Gopher Assets	18,850	13,940	2,021
Investee funds of Gopher Capital GP Ltd.	44,666	29,091	4,217
Total in gross amounts	63,516	43,031	6,238
Less: allowance for credit losses	(12,785)	(13,794)	(2,000)
Total in net amounts	50,731	29,237	4,238

Schedule of deferred revenues related to the recurring management fee received in advance from related parties

As of December 31, 2021, and 2022, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Investee funds of Gopher Assets	16,373	10,325	1,497
Investee funds of Gopher Capital GP Ltd.	738	611	89
Total	17,111	10,936	1,586